Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the years ended December 31, 2023, 2022 and 2021, or recorded balances as of December 31, 2023 and 2022.

Name	Relationship with the Company
Mr. Zhu Jian	Chief Executive Officer and, Director and 59.1% beneficial owner of the Company
Mr. Wang Jun	10.6% beneficial owner of the Company
Mr. Tang Jing	Chief Financial Officer and 5.1% beneficial owner of the Company
Mr. Tang Yuhua	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”)	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”)	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”)	Wholly owned by Mr. Tang Jing
Skinist Global Company Limited (“Skinist Global”)	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”)	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”)	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Shanghai Jingxin Trading Co. Ltd. (“Jingxin”)	Company controlled by Mr. Zhu Jian
Shanghai Jingqi Developing Co., Ltd. (“Jingqi”)	Company controlled by Mr. Zhu Jian
Shanghai Jingrong Information Co., Ltd. (“Jingrong”)	Company controlled by Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”)	Company controlled by Ms. Mu Xuemei, the director of the Company
Merit Zone Development Limited (“Merit Zone”)	Company controlled by Mr. Wang Jun before January 1, 2023. Mr. Wang Jun transferred the equity interest in Merit Zone in January 2023.
Shanghai Jiantong Trade Center (“Jian Tong”)	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhiwang Cosmetics Co., Ltd. (“Zhiwang”)	Company controlled by Ms. Mu Xuemei, a director of the Company
Shanghai Yuancheng Advertising Co., Ltd. (“Yuancheng”)	Company controlled by Mr. Wang Jun
Shanghai Zuandu Advertising Co. Ltd. (“Zuandu”)	Company controlled by Mr. Zhu Jian

2) Transactions with related parties

	For the Years Ended December 31,
	2023	2022	2021
Sales of products to related parties
Merit Zone	$—	$2,093,584	$433,403
Skinist Global	169,344	24,101	—
Jing Xin	—	—	8,030
	$169,344	$2,117,685	$441,433

Purchase of products from related parties
Skinist Shanghai	$16,832	$38,630	$16,753

Rental expenses charged by related parties
Jingqi(1)	$—	144,677	$96,866

Service fees charged by related parties
Jingqi	$32,753	$93,380	$—
Jingrong	—	84,119	107,948
Youshan(2)	—	1,136	1,932,300
	$32,753	$178,635	$2,040,248

Payment of dividends
Mr. Zhu Jian	$19,159	$4,880,109	$19,298
Mr. Wang Jun	19,159	2,046,889	2,592,407
Mr. Tang Jing	19,159	19,156	19,298
Payment of dividends	$57,477	$6,946,154	$2,631,003

Net settlement of due from related parties with due to related parties (3)
Settlement of due from related parties
Shi Lin	$1,335,008	$—	$—
	$1,335,008	$—	$—
Settlement of due to related parties
Teng Xin	$1,335,008	$—	$—
	$1,335,008	$—	$—

(1)	In February 2020, the Company entered into an office sub-lease agreement with Jingqi, pursuant to which the Company leased an office from Jingqi for a period of 3 years through February 2023. The Company early terminated the office sub-lease agreement in December 2022. Jingqi charges the Company a monthly rental fee of approximately $12,056 and a monthly property management fee of approximately $2,007.

(2)	During the years ended December 31, 2022 and 2021, Youshan provided live video streaming services for the Company to advertise the Company’s cosmetics products.

(3)	In December 2023, the Company, Shi Lin and Teng Xin entered into a three-party settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $1,335,008 due from Shi Lin was net off against the Company’s payables of $1,335,008 due to Teng Xin.

(Advances to) Collection of advances from related parties

During the years ended December 31, 2023, 2022 and 2021, the Company made loans of $3,012,347, $2,610,257 and $141,068 to these related parties, respectively. The loans were made before the closing of business combination in August 2023. The loans were made to support operations of these related parties. The loans were interest free and repayable on demand. During the years ended December 31, 2023, 2022 and 2021, the Company collected advances of $4,220,314, $1,698,618 and $369,087 from these related parties, respectively.

	For the Years Ended December 31,
	2023		2022		2021
	Advances	Collection of advances	Advances	Collection of advances	Advances	Collection of advances
Skinist Global	$(2,030,942)	$2,030,942	$—	$—	$—	$—
Skinist Shanghai	(66,267)	285,642	—	—	—	—
Jingqi	(915,138)	1,903,730	(2,610,257)	1,563,382	—	—
Jingrong	—	—	—	—	—	114,425
Youshan	—	—	—	—	—	254,662
Zhiwang	—	—	—	135,236	(141,068)	—
	$(3,012,347)	$4,220,314	$(2,610,257)	$1,698,618	$(141,068)	$369,087

Borrowings from (Repayment of Borrowings to) related parties

	For the Years Ended December 31,
	2023		2022		2021
	Borrowings	Repayment	Borrowings	Repayment	Borrowings	Repayment
Ying Tian(1)	$15,282,433	$(13,686,332)	$—	$—	$—	$—
Mr. Tang Yuhua(1)	1,529,467	(585,656)	2,570,962	(148,610)	—	—
Mr. Wang Jixiang(1)	1,452,195	(82,760)	—	—	—	—
Mr. Tang Jing(1)	1,447,908	—	—	—	—	—
Yuan Cheng	1,511,107	(1,511,107)	—	—	—	—
Mr. Zhu Jian(1)	1,412,250	(2,383,234)	1,486,104	(1,604,994)	2,325,293	(620,078)
Shi Lin(1)	371,421	(5,140,239)	$6,739,486	$(4,251,152)	$4,495,566	$(1,798,226)
Jian Tong(1)	151,515	—	—	—	2,976,375	—
Teng Xin(1)	285,300	(211,837)	3,120,820	(3,120,820)	—	—
Skinist Global(1)	1,946,553	(1,829,804)	3,416,086	(3,551,699)	23,816,693	(23,680,180)
Skinist Shanghai(1)	—	—	965,968	(1,209,595)	—	—
Mr. Wang Jun(1)	—	—	—	(1,115,245)	372,047	(93,012)
Jingqi(1)	—	—	—	—	1,170,397	(1,921,377)
Zuandu(1)	—	—	—	—	157,220	(157,220)
	$25,390,149	$(25,430,969)	$18,299,426	$(15,002,115)	$35,313,591	$(28,270,093)

(1)

During the years ended December 31, 2023, 2022 and 2021, the Company borrowed $25,390,149, $18,299,426 and $35,313,591 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.

3) Balances with related parties

As of December 31, 2023 and 2022, the balances with related parties were as follows:

— Due from related parties

	December 31, 2023	December 31, 2022
Accounts receivable
Merit Zone	$—	$1,651,649
Skinist Global	—	24,102
	—	1,675,751
Other receivable(1)
Skinist Global	—	116,749
Skinist Shanghai	18,311	237,686
Jingrong	—	1,920
Jingqi	—	1,021,345
	18,311	1,377,700
Total	$18,311	$3,053,451

(1)	As of December 31, 2023 and 2022, the other receivables due from related parties represented the administrative expenses paid by the Company on behalf of the related parties. The balances were interest free and were receivable on demand.

— Due to related parties, current

	December 31, 2023	December 31, 2022
Dividends payable(1)
Mr. Zhu Jian	$—	$6,940,190
Mr. Wang Jun	—	1,340,268
Mr. Tang Jing	—	1,024,440
	—	9,304,898
Other payable
Teng Xin	73,463	—
Mr. Zhu Jian	478,880	—
	552,343	—
Accounts payable
Skinist Shanghai	—	75,231
Total	$552,343	$9,380,129

— Due to related parties, non-current

	December 31, 2023	December 31, 2022
Dividends payable(1)
Healthy Great (2)	$4,980,486	$4,986,487
Smartest Star	1,111,877	1,113,217
Scenery (2)	429,845	430,363
Mr. Zhu Jian	6,912,634	—
Mr. Wang Jun	1,319,451	—
Mr. Tang Jing	1,004,003	—
	15,758,296	6,530,067
Other payable(3)
Ying Tian	1,596,102	—
Jian Tong	2,935,253	2,783,738
Mr. Tang Yuhua	3,307,089	2,363,278
Mr. Tang Jing	1,447,908	—
Mr. Wang Jixiang	1,369,435	—
Mr. Zhu Jian	—	1,449,864
Shi Lin	—	5,223,073
	10,655,787	11,819,953
Total	$26,414,083	$18,350,020

(1)

As of December 31, 2022, the dividends payable represented the declared but unpaid dividends to the shareholders. The dividends payable was expected to be paid during the year ended December 31, 2023.

During the year ended December 31, 2023, the shareholders agreed to extend the payments of dividends to January 2025 and the Company classified the balance to “due to related parties, non-current”.

(2)	For the year ended December 31, 2022, Healthy Great and Smartest Star designated $4,747,384 and $2,008,568, respectively, out of dividends payable due to these two shareholders as amount due to Skinist Global, which was controlled by Mr. Wang Jun. The dividends payable is expected to be paid in January 2025.

(3)	As of December 31, 2023, the other payables represented borrowings were interest free and repayable in January 2025.